FPA Capital Fund, Inc. (Prospectus Summary) | FPA Capital Fund, Inc.
SUMMARY SECTION
Investment Objective.
The Fund's primary investment objective is long-term growth of capital.
Current income is a secondary consideration.
Fees and Expenses of the Fund.
Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You, your spouse and the following related people (and their spouses) can combine investments to reduce your sales charge: grandparents, parents, siblings, children or grandchildren, aunts or uncles, nieces or nephews; or by the individual, his or her spouse and a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section,
"Reducing Your Sales Charge," and the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		FPA Capital Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		1.00%
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Capital Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Financial Services	0.10%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	FPA Capital Fund, Inc.
One year	606
Three years	779
Five years	966
Ten years	1,508

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies.
The Fund's investment adviser, First Pacific Advisors, LLC, purchases common stocks it believes undervalued when considering various valuation criteria.
The Adviser deems the following attributes of companies important in its stock selection process:

• Current as well as anticipated future levels of profitability

• Book value

• Replacement cost of assets

• Free cash flow

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The Fund can also invest in both government and corporate debt securities, preferred stocks and convertible securities. Up to 15% of the Fund's assets may be invested in lower-rated or comparable unrated debt securities. No more than 30% of the Fund's assets will be invested in the securities of foreign issuers.
Principal Investment Risks.
• The U.S. market declines. The financial problems in global economies over the past several years may continue to cause high volatility in global financial markets.

• The market favors growth stocks over value stocks, or companies at a different capitalization level, or companies of lower quality than those in which the Fund invests and the Fund holds investments that are out-of-favor.

• Because of the Fund's value-oriented investment approach, the portfolio may be moderately focused, generally with an emphasis on medium- and smaller-sized companies. Investing in smaller companies generally involves greater risk than investing in larger companies and securities of smaller companies are often more volatile, less liquid and more reliant on key products or personnel than larger companies. Also, the portfolio might not reflect all facets of the national economy and could differ significantly from broad market indices.

• An adverse event, such as an unfavorable earnings report, depresses the value of a particular stock, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets or company-specific events reduce the income generated by its securities.

• If the Fund purchases foreign securities, those markets go down or prices of the Fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

• Changes in market prices and the assets of the Fund may from time to time cause more of the Fund's assets to be invested in securities of a single company, which increases the volatility of the Fund.

• The Adviser may select stocks and investments that underperform. To the extent the Fund is moderately concentrated, the underperformance of particular holdings will have more impact than a portfolio investing in more companies.

• The prices of debt securities held by the Fund can be affected by changing interest rates (as interest rates rise, the prices of debt securities fall), effective maturities and credit ratings.

• To the extent that convertible securities or other debt securities acquired by the Fund are rated lower than investment grade or are not rated, there is a greater risk as to the timely repayment of principal and interest. Investments in securities rated below investment grade or comparable may be considered speculative. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. In addition, the secondary trading market for lower-rated securities may be less liquid than the market for higher-rated securities.

• To the extent the Fund has larger than usual positions in cash or high-quality short-term debt securities, it may lag other Funds during periods of market appreciation and may not achieve your investment objectives.

Because of these and other risks, you could lose money by investing in the Fund.
The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Updated Performance Information.
To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell
3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The
Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The Lipper Mid-Cap
Value Fund Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this
Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) below
Lipper's U.S. diversified equity large-cap floor. Index returns reflect the reinvestment of all dividends and/or distributions.

The year to date return for the Fund as of March 31, 2012 was 8.52%.

The Fund's highest/lowest quarterly results during this time period were:

Highest                           27.56%              (Quarter ended 6/30/09)
Lowest (29.33)% (Quarter ended 12/31/08)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label		1 Year	5 Years	10 Years
FPA Capital Fund, Inc.	Before Taxes		(4.40%)	3.48%	8.14%
FPA Capital Fund, Inc. After Taxes on Distributions	After Taxes on Distributions	[1]	(4.40%)	2.69%	7.28%
FPA Capital Fund, Inc. After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	[1]	(3.74%)	2.68%	6.88%
FPA Capital Fund, Inc. Russell 2500	Russell 2500 (reflects no deductions for fees, expenses or taxes)		(2.51%)	1.24%	6.57%
FPA Capital Fund, Inc. Russell 2000	Russell 2000 (reflects no deductions for fees, expenses or taxes)		(4.18%)	0.15%	5.62%
FPA Capital Fund, Inc. Lipper Mid-Cap Value Fund Average	Lipper Mid-Cap Value Fund Average (reflects no deductions for sales charges or taxes)		(4.60%)	(0.53%)	5.84%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.